Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
NON-CURRENT ASSETS
Non-current financial asset	$ 544,000	$ 600,000
Intangible assets	625,859	1,017,983
Property and equipment	171,391	214,513
Right-of-use assets	934,434	743,807
Deposits	58,205	24,608
Total non-current assets	2,333,889	2,600,911
CURRENT ASSETS
Accounts receivable	18,745,572	13,537,896
Contract assets	17,898,042	11,825,444
Prepayments and other assets	6,254,573	10,148,983
Tax recoverable	42,820	63,052
Pledged bank deposits	185,146	185,336
Cash and cash equivalents	31,185,296	42,521,520
Total current assets	74,311,449	78,282,231
CURRENT LIABILITIES
Accounts and other payable	34,935,231	30,209,247
Warrant liabilities	1,130,168	1,392,997
Lease liabilities	702,287	441,878
Tax payable	1,962	32,069
Provisions	44,502	71,274
Total current liabilities	36,814,150	32,147,465
NET CURRENT ASSETS	37,497,299	46,134,766
TOTAL ASSETS LESS CURRENT LIABILITIES	39,831,188	48,735,677
NON-CURRENT LIABILITIES
Lease liabilities	239,677	293,672
Deferred tax liabilities	39,313	29,857
Provisions	141,489	185,274
Total non-current liabilities	420,479	508,803
NET ASSETS	39,410,709	48,226,874
EQUITY
Issued capital	4,588	4,363
Reserves	39,406,121	48,222,511
TOTAL EQUITY	$ 39,410,709	$ 48,226,874